UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

        Report for the Calendar Year or Quarter Ended: December 31, 2004

                Check here if Amendment |X|; Amendment Number: 4
             This Amendment (Check only one.): |_| is a restatement.
                         |X| adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name: Nierenberg Investment Management Company, Inc.
                          Address: 19605 NE 8th Street
                                 Camas, WA 98607

                        13F File Number: (Initial filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

        Name:  David N. Nierenberg
        Title: President
        Phone: 360-604-8600

Signature, Place, and Date of Signing:


                /s/ DAVID N. NIERENBERG                  January 11, 2005
                -----------------------------      -----------------------------
                    David N. Nierenberg                     Camas, WA

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
Form 13F Information Table Entry Total:     22
Form 13F Information Table Value Total:     $252,747
                                            (thousands)

List of Other Included Managers:            None

Form 13F Information Table

ITEM 1                                ITEM 2    ITEM 3      ITEM 4      ITEM 5
Name of Issuer                       Title of  Cusip #   Fair Market   Number of
                                      Class                 Value       Shares
                                                         (thousands)

Advanced Digital Information Corp.    Common   007525108    10,642     1,062,045
Amedisys, Inc.                        Common   023436108       648        20,000
AmNet Mortgage, Inc.                  Common   02926T103    11,258     1,371,200
Bombay Co. Inc.                       Common   097924104    19,535     3,532,500
Mexican Restaurants, Inc.             Common   14712P104     8,984     1,002,700
Brooks Automation, Inc.               Common   114340102    30,532     1,773,056
Constellation Energy Group, Inc.      Common   210371100       219         5,000
Credence Systems Corp.                Common   225302108    20,771     2,270,100
Denbury Resources, Inc.               Common   247916208    15,451       562,869
Electro Scientific Inds. Inc.         Common   285229100    11,214       567,500
Genesis Energy, LP                    Common   371927104       329        26,100
Korea Fund Inc.                       Common   500634100     9,653       401,200
Korea Equity Fund, Inc.               Common   50063B104     2,807       456,500
Leucadia National Corp.               Common   726540503       208         3,000
MedCath Corp.                         Common   58404W109    32,678     1,326,233
Metallic Ventures Gold, Inc.          Common   591253109     9,308     6,214,950
WTS Metallic Ventures Gold            Common   591253109        77       371,700
Motorola Inc.                         Commom   620076109       201        11,700
Natus Medical, Inc.                   Common   639050103    20,468     2,558,514
Pediatric Services of America, Inc.   Common   705323103    13,668     1,071,130
The St.Paul Travelers Companies, Inc. Common   23427N104       259         7,000
Superior Energy Services, Inc.        Common   868157108    33,837     2,195,800

Item 6 Nierenberg Investment Management Company, Inc. has sole investment discretion.

Item 7      Not applicable

Item 8 Nierenberg Investment Management Company, Inc. has sole voting authority.